Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:
	For the Six Months Ended June 30, 2022	For the Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
PRC statutory income tax rates	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.09%	(0.14)%
Effect of additional deduction of research and development expense	(5.98)%	6.37%
Effect of income tax exemptions and reliefs	(6.62)%	(1.83)%
Effect of valuation allowance on deferred income tax assets	(13.71)%	(26.07)%
Income tax difference under different tax jurisdictions	1.22%	(3.33)%
Total	0.00%	0.00%

Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	(Unaudited)	(Unaudited)
	RMB	RMB
Current income tax expense	—	—
Deferred tax expense	—	—
Income tax expense	—	—

Schedule of Deferred Tax Assets	Significant component of deferred tax assets are as follows:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Net operating loss carryforward	63,038,127	100,099,836
Accrued expense and others	(29,335,373)	—
Inventory impairment	47,198,866	59,136,517
Deferred tax assets	80,901,620	159,236,353
Less: valuation allowance	(80,901,620)	(159,236,353)
Deferred tax assets	—	—